Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Components of lease expenses
Operating lease cost	$ 4,995	$ 4,665	$ 3,833
Short-term lease, and variable lease cost	1,571	997	861
Total lease expenses	$ 6,566	$ 5,662	$ 4,694